BLUE CREATION Schedule of recognized identified assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Nov. 02, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 154,114		$ 156,488	$ 103,966
Blue Creation [Member]
Business Acquisition [Line Items]
Cash		$ 3,563
Accounts receivable		237
Other assets		111
Identifiable intangible assets		2,540
Goodwill		920
Total assets acquired		7,371
Accounts payable and accrued liabilities		392
Deferred income taxes		534
Fair value of net assets acquired		$ 6,445